Description of Business, Organization, and Basis of Presentation (Details) - Schedule of cash flows of the VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of cash flows of the VIEs [Line Items]
Net cash used in operating activities	¥ 939,802,714	¥ (1,571,552,463)	¥ (303,745,231)
Net cash provided by/(used in) investing activities	(812,396,284)	(633,511,824)	692,705,844
Net cash (used in)/provided by financing activities	¥ (377,573,931)	¥ 2,682,931,827	¥ (429,173,286)